Acquisitions (Schedule Of Loans Acquired) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 14, 2011 Allegiance Community Bank [Member]	Jul. 06, 2010 Pamrapo Bancorp, Inc. [Member]
Business Acquisition [Line Items]
Contractually required principal and interest at acquisition	$ 107,760	$ 649,871
Contractual cash flows not expected to be collected (nonaccretabale discount)	(1,531)	(7,924)
Expected cash flows at acquisition	106,229	641,947
Interest component of expected cash flows (accretable discount)	17,318	229,805
Fair value of acquired loans	$ 88,911	$ 412,142